Deposits and Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Value added taxes recoverable	$ 10,317	$ 0
Note receivable (Note 23)	10,387	0
Deposits and others	3,985	1,295
Deposits and other non-current assets	$ 24,689	$ 1,295